Business Combinations - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended
	Feb. 15, 2013 Clinical Trial Services	Oct. 30, 2013 Clinical Trial Services	May 07, 2014 Aptiv Solutions	May 07, 2014 Aptiv Solutions
Business Acquisition [Line Items]
Percentage of common stock acquired				100.00%
Cash consideration	$ 51,897,000		$ 143,500,000
Adjustments to cash consideration			22,399,000
Working capital adjustment		$ 200,000